Pay vs Performance Disclosure	1 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2025	Nov. 03, 2025	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
							Value of Initial Fixed $100 Investment on 12/31/20 Based on
Year	Summary Compensation Table Total for PEO (Brian F. Coleman)(1)	Summary Compensation Table Total for PEO (Kenneth Gaglione)(2)	Compensation Actually Paid to PEO (Brian F. Coleman)	Compensation Actually Paid to PEO (Kenneth Gaglione)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(3)	Total Shareholder Return	Peer Group Total Shareholder Return(4)	Net Income	EBITDA(5)
2021	$1,800,574	—	$1,657,574(6)	—	$608,173	$537,598(8)	$453.06	$134.57	$32,259,000	$50,961,000
2022	$2,570,386	—	$2,396,608(6)	—	$799,057	$768,364(8)	$1,032.65	$105.56	$103,801,000	$137,486,000
2023	$1,095,224	—	$2,036,459(6)	—	$497,469	$698,194(8)	$1,376.53	$121.49	$52,247,000	$86,262,000
2024	$1,046,816	—	$1,125,350(6)	—	$377,875	$404,789(8)	$557.14	$133.52	$24,388,000	$36,938,000
2025	$1,549,440	$748,462	$1,549,440(6)	$710,176(7)	$466,785	$482,946(8)	$698.98	$149.87	$16,667,000	$25,651,000

(1)
Mr. Coleman stepped down as our PEO on November 3, 2025.
(2)
Mr. Gaglione became our PEO on November 24, 2025.
(3)
Named executive officers during the applicable years are: (i) 2021 — Nat Krishnamurti, Chief Financial Officer and Secretary; and Kathleen L. Houghton, Vice President — Sales and Marketing; (ii) 2022 — Nat Krishnamurti, Chief Financial Officer and Secretary; and Kathleen L. Houghton, Vice President — Sales and Marketing; (iii) 2023 — Nat Krishnamurti, Chief Financial Officer and Secretary; Kathleen L. Houghton, Senior Vice President — Sales and Marketing; and Kenneth Gaglione, Vice President — Operations; (iv) 2024 — Brian J. Bertaux, Chief Financial Officer and Secretary; Kathleen L. Houghton, Senior Vice President — Sales and Marketing; and Nat Krishnamurti, Former Chief Financial Officer and Secretary; and (v) 2025 — Brian J. Bertaux, Chief Financial Officer and Secretary; and Kathleen L. Houghton, Senior Vice President — Sales and Marketing.

(4)
Peer group is the Russell 2000 Index.

(5)
EBITDA consists of net income, plus interest expense, income tax expense (benefit), depreciation and amortization. EBITDA is a non-GAAP financial measure.
(6)
Represents the Summary Compensation Table Total for Mr. Coleman for 2021, 2022, 2023, 2024 and 2025 adjusted as follows:

Year	Summary Compensation Table Total for PEO (Brian F. Coleman)	Deduction of fair value of any stock option grants or stock awards during the year	(i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year
(ii) the
amount of
change as of
the end of the
applicable
year (from the
end of the
prior fiscal
year) in fair
value of any
awards
granted in
prior years
that are
outstanding
and unvested
as of the
end of the
applicable year
					(iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date	(iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value
(v) for awards
granted in
prior years that
are determined
to fail to meet
the applicable
vesting
conditions
during the
applicable year,
a deduction for
the amount
equal
to the fair value
at the end of the
prior fiscal year

(vi) the dollar
value of any
dividends or
other earnings
paid on stock or
option awards in
the applicable
year prior to the
vesting date that
are not otherwise
reflected in the
fair value of
such award or
included
in any other
component
of total
compensation for
the applicable
year
									Compensation Actually Paid to PEO (Brian F. Coleman)
2021	$1,800,574	($363,000)	—	—	$220,000	—	—	—	$1,657,574
2022	$2,570,386	($860,000)	$504,722	—	$181,500	—	—	—	$2,396,608
2023	$1,095,224	($119,000)	$630,236	—	$429,999	—	—	—	$2,036,459
2024	$1,046,816	—	$18,992	—	$59,542	—	—	—	$1,125,350
2025	$1,549,440	($373,999)	—	—	$373,999	—	—	—	$1,549,440
(7)
Represents the Summary Compensation Table Total for Mr. Gaglione for 2025 adjusted as follows:

Year	Summary Compensation Table Total for PEO (Kenneth Gaglione)	Deduction of fair value of any stock option grants or stock awards during the year	(i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year
(ii) the
amount of
change as of
the end of the
applicable
year (from the
end of the
prior fiscal
year) in fair
value of any
awards
granted in
prior years
that are
outstanding
and unvested
as of the end
of the
applicable
year
					(iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date	(iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value
(v) for awards
granted in
prior years that
are determined
to fail to meet
the applicable
vesting
conditions
during the
applicable year,
a deduction for
the amount equal
to the fair value
at the end of the
prior fiscal year

(vi) the dollar
value of any
dividends or
other earnings
paid on stock or
option awards in
the applicable
year prior to the
vesting date
that are not
otherwise
reflected in the
fair value of
such award or
included in any
other component
of total
compensation for
the applicable
year
									Compensation Actually Paid to PEO (Kenneth Gaglione)
2025	$748,462	($695,000)	$656,714	—	—	—	—	—	$710,176
(8)
Represents the average Summary Compensation Table Total for the applicable executives described in footnote (3) above for 2021, 2022, 2023, 2024 and 2025 adjusted as follows:

Year	Average Summary Compensation Table Total for Non-PEO NEOs	Deduction of fair value of any stock option grants or stock awards during the year	(i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year
(ii) the
amount of
change as
of the
end of the
applicable year
(from the end of
the prior fiscal
year) in fair
value of any
awards granted
in prior years
that are
outstanding and
unvested as of
the end of the
applicable year
					(iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date	(iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value
(v) for
awards
granted in
prior years
that are
determined
to fail to meet
the applicable
vesting
conditions
during the
applicable
year, a deduction
for the amount
equal to the
fair value
at the end
of the prior
fiscal year

(vi) the dollar
value of any
dividends or
other earnings
paid on stock or
option awards in
the applicable
year prior to the
vesting date that
are not otherwise
reflected in the
fair value of such
award or
included in any
other component
of total
compensation for
the applicable
year
									Average Compensation Actually Paid to Non-PEO NEOs
2021	$608,173	$(108,075)	—	—	$37,500	—	—	—	$537,598
2022	$799,057	$(235,000)	$150,269	—	$54,038	—	—	—	$768,364
2023	$497,469	$(33,250)	$114,809	—	$119,166	—	—	—	$698,194
2024	$377,875	—	$2,980	—	$23,934	—	—	—	$404,789
2025	$466,785	$(112,956)	$129,117	—	—	—	—	—	$482,946

Company Selected Measure Name			EBITDA
Named Executive Officers, Footnote
(1)
Mr. Coleman stepped down as our PEO on November 3, 2025.
(2)
Mr. Gaglione became our PEO on November 24, 2025.
(3)
Named executive officers during the applicable years are: (i) 2021 — Nat Krishnamurti, Chief Financial Officer and Secretary; and Kathleen L. Houghton, Vice President — Sales and Marketing; (ii) 2022 — Nat Krishnamurti, Chief Financial Officer and Secretary; and Kathleen L. Houghton, Vice President — Sales and Marketing; (iii) 2023 — Nat Krishnamurti, Chief Financial Officer and Secretary; Kathleen L. Houghton, Senior Vice President — Sales and Marketing; and Kenneth Gaglione, Vice President — Operations; (iv) 2024 — Brian J. Bertaux, Chief Financial Officer and Secretary; Kathleen L. Houghton, Senior Vice President — Sales and Marketing; and Nat Krishnamurti, Former Chief Financial Officer and Secretary; and (v) 2025 — Brian J. Bertaux, Chief Financial Officer and Secretary; and Kathleen L. Houghton, Senior Vice President — Sales and Marketing.

Peer Group Issuers, Footnote			(4) Peer group is the Russell 2000 Index.
Adjustment To PEO Compensation, Footnote
(6)
Represents the Summary Compensation Table Total for Mr. Coleman for 2021, 2022, 2023, 2024 and 2025 adjusted as follows:

Year	Summary Compensation Table Total for PEO (Brian F. Coleman)	Deduction of fair value of any stock option grants or stock awards during the year	(i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year
(ii) the
amount of
change as of
the end of the
applicable
year (from the
end of the
prior fiscal
year) in fair
value of any
awards
granted in
prior years
that are
outstanding
and unvested
as of the
end of the
applicable year
					(iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date	(iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value
(v) for awards
granted in
prior years that
are determined
to fail to meet
the applicable
vesting
conditions
during the
applicable year,
a deduction for
the amount
equal
to the fair value
at the end of the
prior fiscal year

(vi) the dollar
value of any
dividends or
other earnings
paid on stock or
option awards in
the applicable
year prior to the
vesting date that
are not otherwise
reflected in the
fair value of
such award or
included
in any other
component
of total
compensation for
the applicable
year
									Compensation Actually Paid to PEO (Brian F. Coleman)
2021	$1,800,574	($363,000)	—	—	$220,000	—	—	—	$1,657,574
2022	$2,570,386	($860,000)	$504,722	—	$181,500	—	—	—	$2,396,608
2023	$1,095,224	($119,000)	$630,236	—	$429,999	—	—	—	$2,036,459
2024	$1,046,816	—	$18,992	—	$59,542	—	—	—	$1,125,350
2025	$1,549,440	($373,999)	—	—	$373,999	—	—	—	$1,549,440
(7)
Represents the Summary Compensation Table Total for Mr. Gaglione for 2025 adjusted as follows:

Year	Summary Compensation Table Total for PEO (Kenneth Gaglione)	Deduction of fair value of any stock option grants or stock awards during the year	(i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year
(ii) the
amount of
change as of
the end of the
applicable
year (from the
end of the
prior fiscal
year) in fair
value of any
awards
granted in
prior years
that are
outstanding
and unvested
as of the end
of the
applicable
year
					(iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date	(iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value
(v) for awards
granted in
prior years that
are determined
to fail to meet
the applicable
vesting
conditions
during the
applicable year,
a deduction for
the amount equal
to the fair value
at the end of the
prior fiscal year

(vi) the dollar
value of any
dividends or
other earnings
paid on stock or
option awards in
the applicable
year prior to the
vesting date
that are not
otherwise
reflected in the
fair value of
such award or
included in any
other component
of total
compensation for
the applicable
year
									Compensation Actually Paid to PEO (Kenneth Gaglione)
2025	$748,462	($695,000)	$656,714	—	—	—	—	—	$710,176

Non-PEO NEO Average Total Compensation Amount			$ 466,785	$ 377,875	$ 497,469	$ 799,057	$ 608,173
Non-PEO NEO Average Compensation Actually Paid Amount			$ 482,946	404,789	698,194	768,364	537,598
Adjustment to Non-PEO NEO Compensation Footnote
(8)
Represents the average Summary Compensation Table Total for the applicable executives described in footnote (3) above for 2021, 2022, 2023, 2024 and 2025 adjusted as follows:

Year	Average Summary Compensation Table Total for Non-PEO NEOs	Deduction of fair value of any stock option grants or stock awards during the year	(i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year
(ii) the
amount of
change as
of the
end of the
applicable year
(from the end of
the prior fiscal
year) in fair
value of any
awards granted
in prior years
that are
outstanding and
unvested as of
the end of the
applicable year
					(iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date	(iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value
(v) for
awards
granted in
prior years
that are
determined
to fail to meet
the applicable
vesting
conditions
during the
applicable
year, a deduction
for the amount
equal to the
fair value
at the end
of the prior
fiscal year

(vi) the dollar
value of any
dividends or
other earnings
paid on stock or
option awards in
the applicable
year prior to the
vesting date that
are not otherwise
reflected in the
fair value of such
award or
included in any
other component
of total
compensation for
the applicable
year
									Average Compensation Actually Paid to Non-PEO NEOs
2021	$608,173	$(108,075)	—	—	$37,500	—	—	—	$537,598
2022	$799,057	$(235,000)	$150,269	—	$54,038	—	—	—	$768,364
2023	$497,469	$(33,250)	$114,809	—	$119,166	—	—	—	$698,194
2024	$377,875	—	$2,980	—	$23,934	—	—	—	$404,789
2025	$466,785	$(112,956)	$129,117	—	—	—	—	—	$482,946

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
TABULAR LIST OF FINANCIAL PERFORMANCE MEASURES USED TO LINK COMPENSATION ACTUALLY PAID TO NEOs FOR THE MOST RECENTLY COMPLETED FISCAL YEAR TO COMPANY PERFORMANCE
EBITDA (Earnings Before Interest, Taxes, Depreciation and Amortization)
Hudson Technologies, Inc. Stock Price
Net income

Total Shareholder Return Amount			$ 698.98	557.14	1,376.53	1,032.65	453.06
Peer Group Total Shareholder Return Amount			149.87	133.52	121.49	105.56	134.57
Net Income (Loss)			$ 16,667,000	$ 24,388,000	$ 52,247,000	$ 103,801,000	$ 32,259,000
Company Selected Measure Amount			25,651,000	36,938,000	86,262,000	137,486,000	50,961,000
PEO Name	Kenneth Gaglione	Brian F. Coleman
Measure:: 1
Pay vs Performance Disclosure
Name			EBITDA (Earnings Before Interest, Taxes, Depreciation and Amortization)
Non-GAAP Measure Description			(5) EBITDA consists of net income, plus interest expense, income tax expense (benefit), depreciation and amortization. EBITDA is a non-GAAP financial measure.
Measure:: 2
Pay vs Performance Disclosure
Name			Hudson Technologies, Inc. Stock Price
Measure:: 3
Pay vs Performance Disclosure
Name			Net income
Brian F. Coleman [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 1,549,440	$ 1,046,816	$ 1,095,224	$ 2,570,386	$ 1,800,574
PEO Actually Paid Compensation Amount			1,549,440	1,125,350	2,036,459	2,396,608	1,657,574
Kenneth Gaglione [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			748,462
PEO Actually Paid Compensation Amount			710,176
PEO | Brian F. Coleman [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(373,999)		(119,000)	(860,000)	(363,000)
PEO | Brian F. Coleman [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				18,992	630,236	504,722
PEO | Brian F. Coleman [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Brian F. Coleman [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			373,999	59,542	429,999	181,500	220,000
PEO | Brian F. Coleman [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Brian F. Coleman [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Brian F. Coleman [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Kenneth Gaglione [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(695,000)
PEO | Kenneth Gaglione [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			656,714
PEO | Kenneth Gaglione [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Kenneth Gaglione [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Kenneth Gaglione [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Kenneth Gaglione [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Kenneth Gaglione [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(112,956)		(33,250)	(235,000)	(108,075)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			129,117	2,980	114,809	150,269
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				23,934	119,166	54,038	37,500
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount